Net Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share

9. Net loss per Share

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the twelve months ended December 31, 2021 and 2020:

	Year ended December 31,
(In thousands, except share and per share data)	2021	2020
Numerator:
Net loss attributable to common stockholders	$(81,508)	$(20,926)
Denominator:
Weighted average shares outstanding, basic and diluted	113,184,357	100,114,664
Basic and diluted net loss per share	$(0.72)	$(0.21)

The basic and diluted net loss per share for the twelve months ended December 31, 2021, which has been computed to give effect to the conversion of the Old Sarcos Class B common stock and all convertible preferred shares into Old Sarcos Class A common stock as though the conversion had occurred as of the beginning of the period or the original date of issuance, if later.

Basic and diluted net loss per share attributable to common stockholders is the same for the twelve months ended December 31, 2021 and 2020, as the inclusion of potential shares of Common Stock would have been anti‑dilutive for the periods presented.

The following table discloses securities that could potentially dilute basic net loss per share in the future that were not included in the computation of diluted net loss per share:

	As of December 31,
	2021	2020
Outstanding warrants	20,549,468	1,282,306
Outstanding restricted stock awards	5,129,222	—
Outstanding stock options and restricted stock units	11,824,568	8,784,304
Outstanding earnout shares	28,125,000	—
Total anti-dilutive securities	65,628,258	10,066,610